Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2022			2021
Million US dollar	Assets	Liabilities	Net	Assets	Liabilities	Net
Property, plant and equipment	191	(2 071)	(1 880)	91	(2 113)	(2 023)
Intangible assets	89	(9 582)	(9 492)	60	(9 796)	(9 736)
Inventories	102	(90)	12	88	(66)	22
Trade and other receivables	51	—	51	48	—	48
Interest-bearing loans and borrowings	852	(657)	195	905	(628)	277
Employee benefits	433	(9)	423	577	(8)	569
Provisions	533	(56)	477	511	(19)	492
Derivatives	51	(61)	(10)	11	(118)	(107)
Other items	532	(1 166)	(634)	407	(1 198)	(792)
Loss carry forwards	1 341	—	1 341	1 015	—	1 015

Gross deferred tax assets/(liabilities)	4 175	(13 693)	(9 518)	3 713	(13 947)	(10 235)

Netting by taxable entity	(1 874)	1 874	—	(1 743)	1 743	—

Net deferred tax assets/(liabilities)	2 300	(11 817)	(9 518)	1 969	(12 204)	(10 235)

Summary of Change in Net Deferred Tax Assets and Liabilities
The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2022	2021	2020
Balance at 1 January	(10 235)	(10 607)	(11 105)

Recognized in profit or loss	701	348	32
Recognized in other comprehensive income	(177)	(166)	361
Other movements and effect of changes in foreign exchange rates	193	190	105

Balance at 31 December	(9 518)	(10 235)	(10 607)